Earnings per share - Summary of weighted average number of ordinary shares (Details)		12 Months Ended
	May 01, 2019 shares	Dec. 31, 2022 d ₩ / shares shares		Dec. 31, 2021 ₩ / shares d shares		Dec. 31, 2020 shares	[1],[2]
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		526,260,517		534,075,202
Number of days | ₩ / shares		193,683,096,490		194,928,230,872
Days | d		365		365
Weighted average number of ordinary shares	508,784,869	530,638,621	[1],[2]	534,049,948	[1],[2]	500,343,324
Common stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		508,784,869		516,599,554
Number of days | ₩ / shares		187,476,994,819		188,558,837,210
Preferred stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		17,482,000		17,482,000
Number of days | ₩ / shares		6,380,930,000		6,380,930,000
Treasury stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares		(6,352)		(6,352)
Number of days | ₩ / shares		(174,828,329)		(11,536,338)

[1]	The number of basic ordinary shares outstanding is 508,784,869 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[2]	Treasury stock has retired on June 1, 2020.